Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
VALUE LINE CORE BOND FUND
Prospectus [Line Items]
Average Annual Return, Percent		0.65%	(0.95%)	0.79%
VALUE LINE CORE BOND FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.87%)	(1.95%)	(0.17%)
VALUE LINE CORE BOND FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.38%	(1.10%)	0.21%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this Index.